Cash and Cash Equivalents (Details) - Schedule of Payment of Bonds Issued and Other Obligations - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents (Details) - Schedule of Payment of Bonds Issued and Other Obligations [Line Items]
Payment of bonds issued and other obligations	S/ 28,661	S/ 71,966
Tren Urbano de Lima S.A. [Member]
Cash and Cash Equivalents (Details) - Schedule of Payment of Bonds Issued and Other Obligations [Line Items]
Payment of bonds issued and other obligations	4,622	49,397
Red Vial 5 S.A. [Member]
Cash and Cash Equivalents (Details) - Schedule of Payment of Bonds Issued and Other Obligations [Line Items]
Payment of bonds issued and other obligations	S/ 24,039	S/ 22,569